Related Parties Balances and Transactions (Details)			12 Months Ended
	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 21, 2023 USD ($)	Dec. 21, 2023 CNY (¥)
Related Party Transaction [Line Items]
Revenue			$ 10,159,020,000	$ 6,155,593,000	$ 10,814,656,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties				15,077,000
Due to a related party			854,271,000	63,689,000
Revenue	$ 1,852,485,000	¥ 13,000,000	93,264,000	$ 310,465,000	$ 710,620,000
Jiangsu Bank [Member]
Related Party Transaction [Line Items]
Related party’s borrowing			$ 71,249			¥ 500,000
Jiangsu Bank [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party’s borrowing							$ 71,249,000	¥ 500,000